ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of ACCRUED LIABILITIES AND OTHER PAYABLES [Abstract]
Disclosure of detailed information about accrued liabilities and other payables [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Deposits received from distributors	17,200	18,600
VAT payables	-	1,054
Accrued salary	3,804	5,493
Accrued rent, electricity and water	3,641	4,848
Accrued other taxes	1,728	2,303
Others	3,346	5,342
	29,719	37,640

Disclosure of detailed information about accrued liabilities and other payables that are denominated in various currencies [Text Block]	Accrued liabilities and other payables are denominated in the following currencies:
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Renminbi	29,696	34,790
US dollars	23	2,850
	29,719	37,640